Long-Term Debt - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			December 15, 2024
Long term debt repayment of principal year five		$ 216.1
Long term debt repayment of principal after year five		$ 118.7
Senior unsecured 2024 and 2027 [member]
Disclosure of detailed information about borrowings [line items]
Unsecured notes issued			$ 266.9
Senior unsecured 2024 [member]
Disclosure of detailed information about borrowings [line items]
Unsecured notes issued			$ 15.0	$ 105.0
Senior unsecured 2024 [member] | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			4.50%	4.50%
Senior unsecured 2024 [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			4.67%	4.67%
Senior unsecured 2027 [member]
Disclosure of detailed information about borrowings [line items]
Unsecured notes issued			$ 70.0
Borrowings maturity			December 15, 2027
Unsecured notes outstanding			$ 30.0
Senior unsecured 2027 [member] | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			4.79%	4.79%
Senior unsecured 2027 [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			4.87%	4.87%
Drawings On Bank Facility [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity			$ 660.0
Estimated increase in borrowing capacity			$ 150.0
Long term debt weighted average interest rate over a period of time		2.10%	2.30%
Drawings On Bank Facility [Member] | Restated Syndicated Revolving Credit Facility Maturing On June Thirtieth Two Thousand And Twenty Five [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity			$ 725.0
Drawings On Bank Facility [Member] | Restated Syndicated Revolving Credit Facility Maturing On June Thirtieth Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity			$ 65.0
Drawings On Asset Based Facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility availed	$ 52.5
Long term debt weighted average interest rate over a period of time		3.00%	0.00%
Unsecured notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Repayment of unsecured notes	$ 40.0